Unaudited Condensed Consolidated Statements of Recognized Income and Expense - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT/(LOSS) FOR THE PERIOD	€ 5,809	€ 5,541
OTHER RECOGNISED INCOME AND EXPENSE	2,091	214
Items that will not be reclassified to profit or loss	(489)	433
Actuarial gains and losses on defined benefit pension plans	(402)	843
Non-current assets held for sale	0	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(5)	(1)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(201)	(334)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(41)	37
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	41	(37)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(50)	123
Income tax relating to items that will not be reclassified	169	(198)
Items that may be reclassified to profit or loss	2,580	(219)
Hedges of net investments in foreign operations (effective portion)	(1,527)	(1,693)
Revaluation gains (losses)	(1,527)	(1,693)
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Exchange differences	3,094	4,462
Revaluation gains (losses)	3,056	4,462
Amounts transferred to income statement	38	0
Other reclassifications	0	0
Cash flow hedges (effective portion)	596	(2,604)
Revaluation gains (losses)	(1,318)	(942)
Amounts transferred to income statement	1,914	(1,662)
Transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	790	(1,804)
Revaluation gains (losses)	782	(2,411)
Amounts transferred to income statement	8	(190)
Other reclassifications	0	797
Non-current assets held for sale	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Share of other recognised income and expense of investments	88	139
Income tax relating to items that may be reclassified to profit or loss	(461)	1,281
Total recognised income and expenses for the year	7,900	5,755
Attributable to non-controlling interests	937	664
Attributable to the parent	€ 6,963	€ 5,091